Other current assets	6 Months Ended
Jun. 30, 2026
Other Current Assets [Abstract]
Other current assets

11. Other current assets

	June 30, 2026	December 31, 2025
	€	€
Prepayments	3,325,773	2,938,215
	3,325,773	2,938,215

Prepayments mainly relate to prepaid insurance, prepaid research and development expenses and rent.